Organization and Line of Business	12 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND LINE OF BUSINESS

1.	ORGANIZATION AND LINE OF BUSINESS

Organization

SunHydrogen, Inc. (formerly HyperSolar, Inc.) (the "Company") was incorporated in the state of Nevada on February 18, 2009. The Company, based in Santa Barbara, California, began operations on February 19, 2009 to develop and market a solar concentrator technology.

Line of Business

The company is currently developing a novel solar-powered nanoparticle system that mimics photosynthesis to separate hydrogen from water. We intend for technology of this system to be licensed for the production of renewable hydrogen to produce renewable electricity and hydrogen for fuel cells.

Going Concern

The accompanying audited financial statements have been prepared on a going concern basis of accounting, which contemplates continuity of operations, realization of assets and liabilities and commitments in the normal course of business. The accompanying audited financial statements do not reflect any adjustments that might result if the Company is unable to continue as a going concern. The Company does not generate revenue, and has negative cash flows from operations, which raise substantial doubt about the Company's ability to continue as a going concern. The ability of the Company to continue as a going concern and appropriateness of using the going concern basis is dependent upon, among other things, additional cash infusion. The Company has historically obtained funds through private placement offerings of equity and debt. Management believes that it will be able to continue to raise funds by sale of its securities to its existing shareholders and prospective new investors to provide the additional cash needed to meet the Company's obligations as they become due and will allow the development of its core business. There is no assurance that the Company will be able to continue raising the required capital.